RISK MANAGEMENT (Details 8) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Risk Management [Abstract]
Foreclosed assets received	$ 106,030	$ 220,400
Foreclosed assets sold	$ 64,038	$ 44,677